Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 778,065	$ 368,674	$ 794,841
Total commodity revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	737,828	336,128	732,259
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	435,082	209,008	464,600
NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	100,745	70,935	150,513
Oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	202,001	56,185	117,146
Midstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	22,200	17,416	32,535
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,037	15,130	30,047
Third-party plugging revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	6,243	7,776	16,305
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 11,794	$ 7,354	$ 13,742